Average Annual Total Returns - SelectPortfoliosGroup10-UtilitiesSector-PRO - SelectPortfoliosGroup10-UtilitiesSector-PRO - Select Utilities Portfolio	Apr. 29, 2025
Select Utilities Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	28.73%
Past 5 years	9.64%
Past 10 years	9.72%
Select Utilities Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	26.48%
Past 5 years	8.43%
Past 10 years	8.54%
Select Utilities Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	18.09%
Past 5 years	7.37%
Past 10 years	7.63%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F1528
Average Annual Return:
Past 1 year	23.20%
Past 5 years	6.14%
Past 10 years	8.30%